UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3721

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	05/31
Date of reporting period:	08/31/09

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Municipal Bond Fund, Inc.
August 31, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.8%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--1.7%
Alabama Port Authority,
Docks Facilities Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	10/1/22	5,000,000	5,193,650
Birmingham Water Works Board,
Water Revenue (Insured;
Assured Guaranty)	5.00	1/1/17	6,310,000	6,990,344
Huntsville Health Care Authority,
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	6/1/13	1,600,000	1,681,728
Alaska--.7%
Alaska International Airports,
Revenue (Insured; AMBAC)	5.50	10/1/11	2,560,000	2,749,952
Alaska International Airports,
Revenue (Insured; AMBAC)	5.50	10/1/12	1,620,000	1,775,034
Northern Tobacco Securitization
Corporation, Tobacco
Settlement Asset-Backed Bonds
(Prerefunded)	6.20	6/1/10	970,000 a	1,004,192
Arizona--1.9%
Arizona Transportation Board,
Highway Revenue	5.00	7/1/21	10,990,000	12,011,630
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.13	7/1/15	3,260,000	2,962,297
California--7.5%
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (San Diego Hospital
Association)	5.13	3/1/18	700,000	695,009

Arcadia Unified School District,
GO (Insured; FSA)	0.00	8/1/20	1,635,000 b	945,847
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.25	4/1/24	6,000,000	6,564,480
California,
GO (Various Purpose)	5.63	4/1/25	3,500,000	3,709,370
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/24	2,500,000	2,715,975
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.25	10/1/24	3,000,000	3,354,540
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	8/15/22	3,000,000	3,075,300
California Housing Finance Agency,
Home Mortgage Revenue	4.55	8/1/21	5,000,000	4,343,200
California Housing Finance Agency,
Home Mortgage Revenue	4.60	8/1/21	3,900,000	3,483,519
California Housing Finance Agency,
Home Mortgage Revenue	4.95	8/1/23	3,000,000	2,656,140
California Housing Finance Agency,
Home Mortgage Revenue	4.70	8/1/26	3,000,000	2,501,190
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FGIC)	4.40	2/1/18	3,300,000	2,949,045
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FGIC)	4.40	8/1/18	3,310,000	2,943,153
Clovis Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/22	10,415,000 b	5,127,513
Coast Community College District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/20	1,855,000 b	1,058,370
Golden State Tobacco

Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/19	2,000,000	1,978,580
Rancho Mirage Joint Powers
Financing Authority, COP
(Eisenhower Medical Center)
(Insured; National Public
Finance Guarantee Corp.)	4.88	7/1/22	2,890,000	2,652,615
Sacramento City Unified School
District, GO (Insured; FSA)	0.00	7/1/23	5,065,000 b	2,246,226
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	2,050,000	1,831,470
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.00	1/1/22	2,000,000	2,034,200
University of California Regents,
General Revenue	5.25	5/15/23	2,500,000	2,734,025
Colorado--2.4%
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.00	10/1/23	5,355,000	5,977,894
Colorado Springs School District
Number 11, GO Improvement Bonds	6.50	12/1/10	2,000,000	2,141,180
Colorado Springs School District
Number 11, GO Improvement Bonds	6.50	12/1/11	2,040,000	2,280,373
Denver City and County,
Airport System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	11/15/11	7,000,000	7,293,440
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/18	3,000,000 b	1,693,860
Connecticut--.1%
Mashantucket Western Pequot Tribe,
Special Revenue	5.60	9/1/09	1,000,000 c	1,000,000

District of Columbia--2.2%
District of Columbia,
GO (Insured; National Public
Finance Guarantee Corp.)	6.00	6/1/12	3,280,000	3,608,754
District of Columbia,
HR (Children's Hospital
Obligated Group Issue)
(Insured; FSA)	5.25	7/15/18	2,000,000	2,141,260
District of Columbia,
Income Tax Secured Revenue	5.00	12/1/25	2,500,000 d	2,750,575
District of Columbia,
Revenue (Howard University
Issue) (Insured; AMBAC)	5.00	10/1/21	2,545,000	2,597,681
District of Columbia,
Revenue (Howard University
Issue) (Insured; AMBAC)	5.00	10/1/22	2,660,000	2,699,980
Washington Metropolitan Area
Transit Authority, Gross
Revenue Transit Bonds	5.25	7/1/23	3,725,000	4,059,133
Florida--16.3%
Bay County,
Sales Tax Revenue (Insured;
AMBAC)	5.00	9/1/24	2,375,000	2,418,510
Brevard County,
Local Option Fuel Tax Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/23	1,260,000	1,288,413
Capital Projects Finance
Authority, Student Housing
Revenue (Capital Projects Loan
Program - Florida
Universities) (Insured;
National Public Finance
Guarantee Corp.)	5.50	10/1/16	4,285,000	4,193,944
Collier County,
Gas Tax Revenue (Insured;
AMBAC)	5.25	6/1/19	2,190,000	2,347,351
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; FSA)	5.25	2/15/20	3,500,000	3,792,915

Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; FSA)	5.25	2/15/22	2,000,000	2,136,480
Dade County,
Water and Sewer System Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.25	10/1/11	2,115,000	2,312,901
Florida Board of Education,
Lottery Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	7/1/18	9,330,000	9,539,552
Florida Board of Education,
Lottery Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	7/1/18	2,500,000	2,627,450
Florida Board of Education,
Lottery Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	7/1/19	3,675,000	3,752,212
Florida Department of
Transportation, Turnpike
Revenue	5.25	7/1/23	1,945,000	1,998,410
Florida Education System,
University of Florida Housing
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/22	2,055,000	2,169,772
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/12	5,000,000	5,281,350
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.25	7/1/12	2,000,000	2,126,040
Florida Municipal Power Agency,
Revenue (Stanton II Project)
(Insured; AMBAC)	5.50	10/1/15	3,635,000	3,968,693
Florida Ports Financing
Commission, Revenue (State
Transportation Trust Fund -
Intermodal Program) (Insured;
National Public Finance
Guarantee Corp.)	5.50	10/1/16	1,745,000	1,763,218
Florida Water Pollution Control

Financing Corporation, Water
PCR	5.25	1/15/21	2,545,000	2,820,853
Hillsborough County,
GO (Unincorporated Area Parks
and Recreation Program)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/22	1,155,000	1,319,957
Hillsborough County,
Junior Lien Utility Revenue
(Insured; AMBAC)	5.50	8/1/14	3,205,000	3,650,367
Hillsborough County School Board,
COP (Master Lease Purchase
Agreement) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/16	2,625,000	2,681,437
Indian River County,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/20	2,265,000	2,444,071
Indian Trace Development District,
Water Management Special
Benefit Assessment Bonds
(Insured; National Public
Finance Guarantee Corp.)	5.00	5/1/20	1,500,000	1,400,100
Jacksonville,
Better Jacksonville Sales Tax
Revenue (Insured; AMBAC)	5.50	10/1/14	1,500,000	1,587,315
Jacksonville,
Better Jacksonville Sales Tax
Revenue (Insured; AMBAC)	5.50	10/1/15	1,500,000	1,609,065
Jacksonville,
Guaranteed Entitlement
Improvement Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.38	10/1/16	3,080,000	3,269,081
Jacksonville,
Sales Tax Revenue (River City
Renaissance Project) (Insured;
National Public Finance
Guarantee Corp.)	5.13	10/1/18	2,500,000	2,501,875
Jacksonville Economic Development
Commission, Health Care
Facilities Revenue (Florida

Proton Therapy Institute
Project)	6.00	9/1/17	3,465,000 c	3,248,437
Lee County,
Transportation Facilities
Revenue (Insured; AMBAC)	5.50	10/1/15	2,500,000	2,697,725
Martin County,
Utilities System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	10/1/12	1,065,000	1,167,922
Martin County,
Utilities System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	10/1/13	1,485,000	1,654,929
Miami-Dade County,
Public Service Tax Revenue
(UMSA Public Improvements)
(Insured; AMBAC)	5.50	4/1/16	2,190,000	2,294,616
Miami-Dade County,
Transit System Sales Surtax
Revenue (Insured; XLCA)	5.00	7/1/24	2,330,000	2,419,961
Miami-Dade County,
Water and Sewer System Revenue
(Insured; FSA)	5.25	10/1/17	5,000,000	5,694,300
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; FGIC)	5.25	10/1/17	5,000,000	5,289,450
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; National
Public Finance Guarantee Corp.)	5.00	8/1/15	5,000,000	5,268,000
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)
(Insured; National Public
Finance Guarantee Corp.)	6.25	10/1/11	1,770,000	1,938,150
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/23	2,500,000	2,668,575
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School

Project)	6.75	7/1/22	3,000,000 e	1,799,670
Palm Beach County School Board,
COP (Master Lease Purchase
Agreement) (Insured; AMBAC)	5.38	8/1/14	4,000,000	4,389,920
Polk County,
Constitutional Fuel Tax
Improvement Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	12/1/19	580,000	608,153
Polk County,
Utility System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	10/1/18	2,000,000	2,064,340
Sarasota County School Board,
COP (Master Lease Program
Agreement) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/15	1,000,000	1,088,660
Seminole County,
Water and Sewer Revenue	5.00	10/1/21	1,050,000	1,115,373
Seminole County,
Water and Sewer Revenue	5.00	10/1/22	4,530,000	4,773,578
Volusia County School Board,
Sales Tax Revenue (Insured;
FSA)	5.38	10/1/15	4,000,000	4,323,920
Georgia--4.5%
Athens Housing Authority,
Student Housing LR (UGAREF
East Campus Housing, LLC
Project) (Insured; AMBAC)	5.25	12/1/15	2,560,000	2,744,858
Athens Housing Authority,
Student Housing LR (UGAREF
East Campus Housing, LLC
Project) (Insured; AMBAC)	5.25	12/1/16	2,700,000	2,868,831
Atlanta,
Water and Wastewater Revenue	6.00	11/1/20	3,000,000	3,231,630
Atlanta,
Water and Wastewater Revenue
(Insured; FSA)	5.25	11/1/15	5,000,000	5,512,650
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/25	4,000,000	4,698,360

Georgia,
GO	5.00	7/1/24	10,000,000	11,138,900
Municipal Electric Authority of
Georgia, Combustion Turbine
Project Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	11/1/16	5,000,000	5,313,900
Hawaii--.2%
Kuakini Health System,
Special Purpose Revenue	5.50	7/1/12	1,630,000	1,636,210
Idaho--.2%
Idaho Health Facilities Authority,
Revenue (Trinity Health Credit
Group)	6.13	12/1/28	1,450,000	1,573,975
Illinois--2.3%
Chicago O'Hare International
Airport, General Airport Third
Lien Revenue (Insured; CIFG)	5.50	1/1/15	6,450,000	6,999,282
Chicago Park District,
GO Limited Tax Park (Insured;
National Public Finance
Guarantee Corp.)	5.50	1/1/20	1,300,000	1,369,914
Cook County Community High School
District Number 219, GO
(Insured; FSA)	5.00	12/1/24	2,020,000	2,172,692
Illinois Health Facilities
Authority, Revenue (The
Passavant Memorial Area
Hospital Association Project)
(Prerefunded)	5.65	10/1/10	4,850,000 a	5,148,808
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place
Expansion Project) (Insured;
National Public Finance
Guarantee Corp.)	0/5.55	6/15/21	2,500,000 f	2,402,175
Indiana--.1%
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Subordinate Credit

Group)	5.00	5/1/13	1,000,000	1,074,570
Kansas--2.3%
Burlington,
EIR (Kansas City Power and
Light Company Project)
(Insured; XLCA)	5.00	4/1/11	5,000,000	5,085,050
Wyandotte County/Kansas City
Unified Government, Tax-Exempt
Sales Tax Special Obligation
Revenue (Redevelopment Project
Area B)	4.75	12/1/16	3,110,000	3,104,122
Wyandotte County/Kansas City
Unified Government, Utility
System Revenue (Insured; AMBAC)	5.65	9/1/18	9,130,000	10,409,387
Kentucky--1.5%
Ashland,
PCR (Ashland Inc. Project)	5.70	11/1/09	4,000,000	4,032,400
Kentucky Asset/Liability
Commission, Project Notes
(Federal Highway Trust Fund)
(Insured; National Public
Finance Guarantee Corp.)	5.25	9/1/18	5,000,000	5,712,000
Kentucky Municipal Power Agency,
Power System Revenue (Praire
State Project) (Insured;
National Public Finance
Guarantee Corp.)	5.25	9/1/19	2,000,000	2,177,280
Maine--.4%
Maine Housing Authority,
Mortgage Purchase Bonds	4.75	11/15/21	3,600,000	3,575,736
Maryland--.3%
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
County Hospital Issue)	5.25	1/1/22	1,000,000	981,250
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
County Hospital Issue)	5.25	1/1/23	1,250,000	1,210,325
Massachusetts--1.3%

Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	4.60	1/1/22	6,000,000	5,497,380
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; Assured
Guaranty)	6.13	1/1/22	5,000,000	5,222,850
Michigan--3.0%
Detroit,
Sewage Disposal System
Senior Lien Revenue	6.50	7/1/24	3,000,000	3,323,820
Detroit,
Water Supply System Revenue
(Insured; FSA)	5.00	7/1/22	5,000,000	5,160,200
Detroit Local Development Finance
Authority, Tax Increment
Revenue	5.20	5/1/10	1,855,000	1,467,249
Dickinson County Economic
Development Corporation, EIR
(International Paper Company
Project)	5.75	6/1/16	2,000,000	1,983,840
Michigan Building Authority,
Revenue (State Police
Communications System)	5.25	10/1/13	1,945,000	2,225,761
Michigan Hospital Finance
Authority, Revenue (Oakwood
Obligation Group)	5.50	11/1/11	3,500,000	3,579,660
Michigan Hospital Finance
Authority, Revenue (Sparrow
Obligation Group)	5.25	11/15/11	2,500,000	2,608,725
Michigan Hospital Finance
Authority, Revenue (Sparrow
Obligation Group) (Prerefunded)	5.75	11/15/11	3,250,000 a	3,623,360
Minnesota--2.1%
Minneapolis-Saint Paul
Metropolitan Airports
Commission, Subordinate
Airport Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/25	5,000,000	5,073,250

Minnesota Public Facilities
Authority, Clean Water Revenue	5.00	3/1/20	7,500,000	8,450,850
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	5.00	11/15/17	2,900,000	2,556,321
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	5.75	11/15/21	1,000,000	895,320
Mississippi--.5%
Mississippi Development Bank,
Special Obligation Revenue
(Madison County Highway
Construction Project) (Insured; National
Public Finance Guarantee Corp.)	5.00	1/1/22	3,875,000	4,097,347
Missouri--.4%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	6.00	6/1/20	3,160,000	3,281,439
Nevada--1.3%
Clark County School District,
Limited Tax GO	5.00	6/15/25	4,950,000	5,074,542
Director of the State of Nevada
Department of Business and
Industry, SWDR (Republic
Services, Inc. Project)	5.63	6/1/18	5,000,000	4,992,700
New Hampshire--.5%
New Hampshire Higher Educational
and Health Facilities
Authority, HR (The Cheshire
Medical Center Issue)	5.13	7/1/18	3,795,000	3,807,789
New Jersey--2.9%
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	3,000,000	2,675,550
Casino Reinvestment Development

Authority, Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/1/19	5,000,000	5,053,200
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.38	6/15/15	3,300,000	3,292,410
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/16	1,000,000	1,000,640
New Jersey Educational Facilities
Authority, Revenue (Rider
University Issue) (Insured;
Radian)	5.00	7/1/10	1,880,000	1,910,174
New Jersey Educational Facilities
Authority, Revenue (Rider
University Issue) (Insured;
Radian)	5.00	7/1/11	1,970,000	2,024,057
New Jersey Health Care Facilities
Financing Authority, Revenue
(South Jersey Hospital Issue)	6.00	7/1/12	2,125,000	2,203,370
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty)	5.88	6/1/21	5,000,000	5,314,200
New Mexico--1.6%
Jicarilla,
Apache Nation Revenue	5.00	9/1/11	1,500,000	1,546,680
Jicarilla,
Apache Nation Revenue	5.00	9/1/13	2,905,000	3,085,720
New Mexico Hospital Equipment Loan
Council, Hospital System
Revenue (Presbyterian
Healthcare Services)	6.00	8/1/23	7,500,000	8,197,500
New York--5.4%
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.86	9/1/15	3,000,000 g	2,486,850
New York City,
GO	5.00	8/1/18	5,000,000	5,469,600

New York City,
GO	5.00	4/1/20	2,500,000	2,657,325
New York City,
GO	5.00	4/1/22	4,810,000	5,048,384
New York State Dormitory
Authority, Mortgage HR
(The Long Island College Hospital)
(Insured; FHA)	6.00	8/15/15	3,440,000	3,738,179
New York State Dormitory
Authority, Revenue (NYU
Hospitals Center)	5.25	7/1/24	900,000	847,710
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.25	2/15/21	2,500,000	2,849,800
New York State Local Government
Assistance Corporation, GO	5.25	4/1/16	3,425,000	3,914,261
New York State Thruway Authority,
Local Highway and Bridge
Service Contract Revenue Bonds	5.50	4/1/12	3,950,000	4,348,318
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/18	5,000,000	5,502,500
New York State Urban Development
Corporation, Corporate Purpose
Subordinate Lien	5.13	7/1/19	2,000,000	2,137,300
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility
Revenue (American Ref-Fuel
Company of Niagara, L.P.
Facility)	5.45	11/15/12	2,000,000	1,950,860
Suffolk Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.38	6/1/28	2,860,000	2,383,696
North Carolina--2.5%
North Carolina Eastern Municipal
Power Agency, Power System

Revenue	5.13	1/1/14	3,000,000	3,195,750
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/21	1,200,000	1,397,088
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (The United Methodist
Retirement Homes Project)	4.75	10/1/13	1,000,000	958,580
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (The United Methodist
Retirement Homes Project)	5.13	10/1/19	1,250,000	1,132,412
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue (Insured; FSA)	5.25	1/1/16	2,540,000	2,707,411
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue (Insured; FSA)	5.25	1/1/17	10,000,000	10,581,100
Ohio--2.9%
Cuyahoga County,
Revenue (Cleveland Clinic
Health System Obligated Group)	6.00	1/1/17	5,000,000	5,572,700
Franklin County Convention
Facilities Authority, Tax and
Lease Revenue Anticipation
Bonds	5.00	12/1/23	2,075,000	2,270,112
Knox County,
Hospital Facilities Revenue
(Knox Community Hospital)
(Insured; Radian)	5.00	6/1/12	1,155,000	1,162,311
Ohio,
Major New State Infrastructure
Project Revenue	5.75	6/15/19	2,000,000	2,343,600
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Xavier
University Project) (Insured;
CIFG) (Prerefunded)	5.25	5/1/16	3,230,000 a	3,779,132

Ohio Water Development Authority,
PCR (Buckeye Power, Inc.
Project) (Insured; AMBAC)	5.00	5/1/22	4,030,000	4,064,739
Ross County,
Hospital Facilities Revenue
(Adena Health System)	5.75	12/1/22	3,835,000	4,016,664
Oregon--.8%
Washington County Unified Sewerage
Agency, Senior Lien Sewer
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.75	10/1/12	5,670,000	6,317,401
Pennsylvania--6.0%
Allegheny County,
Airport Revenue (Pittsburgh
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.75	1/1/11	5,000,000	5,158,900
Allegheny County Industrial
Development Authority, EIR
(USX Corporation Project)	4.75	11/1/11	2,000,000	2,031,440
Allegheny County Industrial
Development Authority, PCR
(Duquesne Light Company
Project) (Insured; AMBAC)	4.05	9/1/11	2,000,000	2,033,580
Chester County Industrial
Development Authority, Revenue
(Avon Grove Charter School
Project)	5.65	12/15/17	895,000	791,359
Delaware River Joint Toll Bridge
Commission, Bridge Revenue	5.25	7/1/13	2,500,000	2,737,275
Delaware Valley Regional Finance
Authority, Local Government
Revenue	5.75	7/1/17	6,830,000	7,714,758
Erie Higher Education Building
Authority, College Revenue
(Mercyhurst College Project)	5.13	3/15/23	2,045,000	1,942,443
Harrisburg Authority,
Resource Recovery Facility
Revenue	0.00	12/15/10	1,420,000 b,c	1,339,742
Montgomery County Higher Education

and Health Authority, HR
(Abington Memorial Hospital)
(Insured; AMBAC)	6.10	6/1/12	5,000,000	5,349,200
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	6.25	1/15/15	3,660,000	3,930,877
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/17	4,000,000	4,509,160
Philadelphia,
GO (Insured; XLCA)	5.25	2/15/13	5,535,000	5,817,396
Philadelphia Authority for
Industrial Development,
Revenue (Independence Charter
School Project)	5.38	9/15/17	2,580,000	2,335,055
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.00	12/1/12	525,000	554,447
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue) (Prerefunded)	6.00	12/1/11	1,475,000 a	1,651,233
Rhode Island--.5%
Rhode Island Health and
Educational Building
Corporation, Health Facilities
Revenue (Saint Antoine
Residence Issue) (LOC; Allied
Irish Banks)	5.50	11/15/09	735,000	740,851
Rhode Island Student Loan
Authority, Student Loan
Program Revenue (Insured;
AMBAC)	4.80	12/1/21	3,600,000	3,246,660
South Carolina--3.1%
Berkeley County School District,
Installment Purchase Revenue
(Securing Assets for Education)	5.25	12/1/21	9,395,000	9,677,320
Charleston Educational Excellence
Financing Corporation,
Installment Purchase Revenue

(Charleston County School
District, South Carolina
Project)	5.25	12/1/21	5,000,000	5,298,600
Dorchester County School District
Number 2, Installment Purchase
Revenue (Growth Remedy
Opportunity Without Tax Hike)	5.25	12/1/21	5,000,000	5,253,350
Hilton Head Island Public
Facilities Corporation, COP
(Insured; AMBAC)	5.00	3/1/13	1,065,000	1,157,272
Tobacco Settlement Revenue
Management Authority, Tobacco
Settlement Asset-Backed
Refunding Bonds	5.00	6/1/18	3,635,000	3,635,400
Tennessee--.4%
Tennessee Housing Development
Agency, Homeownership Program
Revenue	5.20	7/1/10	1,415,000	1,431,782
Tennessee Housing Development
Agency, Homeownership Program
Revenue	5.30	7/1/11	1,685,000	1,704,074
Texas--8.7%
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	6.00	1/1/17	1,935,000	1,696,298
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	6.00	1/1/18	1,125,000	957,814
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	6.00	1/1/20	1,555,000	1,288,597
Bexar County,
Revenue (Venue Project)
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.75	8/15/10	5,000,000 a	5,246,750
Brazos River Authority,
Revenue (Reliant Energy, Inc.
Project)	5.38	4/1/19	2,000,000	2,000,300
Cities of Dallas and Fort Worth,

Dallas/Fort Worth
International Airport, Joint
Revenue (Insured; XLCA)	6.13	11/1/18	5,000,000	5,010,800
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue (Learjet
Inc. Project)	6.15	1/1/16	4,000,000	3,792,400
Gulf Coast Waste Disposal
Authority, Bayport Area System
Revenue (Insured; AMBAC)	5.00	10/1/14	2,065,000	2,151,358
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Hospital
System) (Insured; FSA)	5.50	6/1/12	8,295,000	8,968,554
Houston,
Combined Utility System, First
Lien Revenue (Insured; FSA)	5.25	5/15/21	5,000,000	5,383,950
Houston,
Combined Utility System, First
Lien Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	5/15/12	2,750,000	3,003,715
Lower Colorado River Authority,
Revenue	5.75	5/15/23	2,000,000	2,128,560
Lower Colorado River Authority,
Transmission Contract Revenue
(LCRA Transmission Services
Corporation Project) (Insured;
National Public Finance
Guarantee Corp.)	5.00	5/15/20	4,200,000	4,248,972
North Texas Tollway Authority,
System Revenue	6.00	1/1/23	3,000,000	3,174,930
Port of Corpus Christi Industrial
Development Corporation,
Revenue (Valero Refining and
Marketing Company Project)	5.40	4/1/18	1,500,000	1,475,190
San Antonio,
Electric and Gas Systems
Revenue	5.00	2/1/23	5,000,000	5,331,900
Tarrant County Health Facilities

Development Corporation,
Health Resources System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.75	2/15/14	5,000,000	5,784,550
Tarrant County Health Facilities
Development Corporation,
Health System Revenue (Harris
Methodist Health System)	6.00	9/1/10	5,260,000	5,405,702
Texas Water Development Board,
State Revolving Fund
Subordinate Lien Revenue	5.00	7/15/23	2,000,000	2,216,760
Utah--1.7%
Jordanelle Special Service
District, Special Assessment
Bonds (Improvement District
Number 1999-1)	8.00	10/1/11	2,500,000	2,570,350
Utah Building Ownership Authority,
LR (State Facilities Master
Lease Program)	5.00	5/15/17	2,950,000	3,199,718
Utah Transit Authority,
Sales Tax Revenue	5.00	6/15/24	7,000,000	7,644,700
Virginia--.7%
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	5.25	6/1/12	2,460,000 a	2,586,715
Virginia College Building
Authority, Educational
Facilities Revenue (Public
Higher Education Financing
Program)	4.50	9/1/18	2,450,000	2,713,326
Washington--3.7%
Energy Northwest,
Columbia Generating Station
Electric Revenue	5.00	7/1/21	5,000,000	5,396,900
Energy Northwest,
Columbia Generating Station
Electric Revenue	5.00	7/1/23	5,000,000	5,334,600
Franklin County,

GO (Pasco School District
Number 1) (Insured; FSA)	5.25	12/1/19	5,000,000	5,452,350
Goat Hill Properties,
LR (Government Office Building
Project) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/1/20	2,360,000	2,523,312
Port of Seattle,
Limited Tax GO (Insured; FSA)	5.00	11/1/16	5,000,000	5,253,550
Port of Tacoma,
Limited Tax GO (Insured; FSA)	5.00	12/1/20	3,025,000	3,349,159
Seattle,
Municipal Light and Power
Improvements Revenue (Insured;
FSA)	5.25	3/1/10	50,000	51,211
Washington,
GO	5.75	10/1/12	15,000	16,068
Washington,
GO	5.75	10/1/12	1,895,000	2,024,713
West Virginia--.4%
West Virginia Economic Development
Authority, LR (Department of
Environmental Protection)	5.50	11/1/22	2,895,000	3,088,183
Wisconsin--.9%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Medical Group, Inc.
Project) (Insured; FSA)	6.00	11/15/11	3,500,000	3,716,895
Wisconsin Public Power Inc.,
Power Supply System Revenue
(Insured; Assured Guaranty)	5.00	7/1/19	2,950,000	3,151,013
U.S. Related--2.9%
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/23	1,500,000	1,471,005
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	7/1/13	2,500,000	2,625,100
Puerto Rico Highways and

Transportation Authority,
Transportation Revenue	5.50	7/1/24	1,750,000	1,742,842
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/12	2,440,000	2,458,715
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/16	510,000	513,045
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/23	2,670,000	2,639,242
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue (Insured;
XLCA)	5.25	7/1/20	2,000,000	1,935,680
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.50	8/1/21	8,000,000	8,622,000
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	5.63	10/1/10	770,000	785,631
Total Investments (cost $772,736,905)			98.8%	788,129,024
Cash and Receivables (Net)			1.2%	9,471,778
Net Assets			100.0%	797,600,802

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Security issued with a zero coupon. Income is recognized through the accretion of discount.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2009, these securities amounted to $5,588,179 or 0.7% of net assets.
d	Purchased on a delayed delivery basis.
e	Non-income producing--security in default.
f	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
g	Variable rate security--interest rate subject to periodic change.

At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $772,736,905. Net unrealized appreciation on investments was $15,392,119 of which $25,756,559 related to appreciated investment securities and $10,364,440 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue

MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2009 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:	-	-	-	-
Municipal Bonds	-	788,129,024	-	788,129,024
Other Financial Instruments+	-	-	-	-
Liabilities ($)
Other Financial Instruments+	-	-	-	-

The fund adopted Statement of Financial Accounting Standards No. 161 Disclosures about Derivative Instruments and Hedging Activities ( FAS 161 ). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period, FAS 161 disclosures did not impact the notes to the financial statements.

Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the Service ) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

Inverse Floater Securities: The fund may participate in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds purchased by the fund are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds.

One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 28, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 28, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)